Insurance and Reinsurance Contract Assets and Liabilities - Additional Information (Detail) $ in Millions, $ in Billions	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 11, 2023	Dec. 31, 2022 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in post tax other comprehensive income due to changes in acturial assumptions	$ 37
Decrease in pre tax other comprehensive income due to changes in acturial assumptions	$ 47
Increase (decrease) in pre-tax fulfilment cash flows		$ (347)		$ (3,197)
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of Risk Adjustment Confidence Level	90.00%			90.00%
Bottom of range [Member] | With effect from the fourth quarter [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Confidence level based on risk adjustment	95.00%			95.00%
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of Risk Adjustment Confidence Level	95.00%			95.00%
Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in post tax net income attributable to policyholders due to changes in acturial assumptions	$ 91
Increase in pre tax net income attributable to policyholders due to changes in acturial assumptions	115
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions	119
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions	144
Reduction in pre tax fulfillment cash flows due to changes in acturial methods and assumptions	2,850
Increase In Impact Of Changes In Other Comprehensive Income Attributed To Shareholder Post Tax		1	$ 155
Increase In Impact Of Changes In Other Comprehensive Income Attributed To Shareholder Pre Tax		2	196
Increase Decrease In Impact Of Changes In Contractual Service Margin Flows		142	(600)
Increase Decrease In Impact Of Changes In Net Income Attributed To Shareholders After Tax		37	106
Increase Decrease In Impact Of Changes In Net Income Attributed To Shareholder Pre Tax		52	134
Increase Decrease In Impact Of Changes In PreFulfilment CashFlows		(159)	270
Increase in pre-tax net income attributed to shareholders		27		$ 171	$ 23
Increase (decrease) in post-tax net income attributed to shareholders		(14)		105	26
Increase (decrease) in pre-tax net income attributed to participating policyholders		58		173	(26)
Increase (decrease) in post-tax net income attributed to participating policyholders		74		165	(18)
Increase (decrease) in contractual service margin	$ 2,638	116		2,754	(279)
Increase (decrease) in pre-tax fulfilment cash flows					192
Increase in pre-tax other comprehensive income		146		99	90
Increase in post-tax other comprehensive income		110		$ 73	73
Insurance risk [member] | Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Confidence level based on risk adjustment	90.00%			90.00%
Insurance risk [member] | Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Confidence level based on risk adjustment	95.00%			95.00%
Reinsurance contracts held [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cumulative pre-tax decrease to the contractual service margin					905
Long-term care triennial review [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax fulfilment cash flows					118
Future premium increases in pre-tax fulfilment cash flows					2,500	$ 1.9
Increase in actual premium pre-tax					$ 2,500			$ 1.9
Percentage of annual premium increase					30.00%	30.00%
Canada variable annuity product review [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax fulfilment cash flows				$ (133)
Mortality and morbidity updates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax fulfilment cash flows				265	$ 83
Lapse and policyholder behaviour updates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax fulfilment cash flows				98	234
Methodology and other updates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in pre-tax fulfilment cash flows	$ (2,850)	(577)		$ (3,427)	$ (243)
Canada [member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in post tax other comprehensive income due to changes in acturial assumptions	8
Decrease in pre tax other comprehensive income due to changes in acturial assumptions	11
Increase in post tax net income attributable to policyholders due to changes in acturial assumptions	29
Increase in pre tax net income attributable to policyholders due to changes in acturial assumptions	40
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions	3
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions	4
Reduction in pre tax fulfillment cash flows due to changes in acturial methods and assumptions	246
Increase (decrease) in contractual service margin	213
U.S. [member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in post tax other comprehensive income due to changes in acturial assumptions	15
Decrease in pre tax other comprehensive income due to changes in acturial assumptions	20
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions	26
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions	33
Reduction in pre tax fulfillment cash flows due to changes in acturial methods and assumptions	91
Increase (decrease) in contractual service margin	78
Asia [Member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in post tax other comprehensive income due to changes in acturial assumptions	14
Decrease in pre tax other comprehensive income due to changes in acturial assumptions	17
Increase in post tax net income attributable to policyholders due to changes in acturial assumptions	62
Increase in pre tax net income attributable to policyholders due to changes in acturial assumptions	75
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions	90
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions	107
Reduction in pre tax fulfillment cash flows due to changes in acturial methods and assumptions	2,513
Increase (decrease) in contractual service margin	$ 2,348
Updates In Lapse Assumptions And Morbidity Updates In Other Geographies [Member] | Asia [Member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in post tax income attributable to the shareholders due to changes in acturial methods and assumptions		9
Decrease in pre tax income attributable to the shareholders due to changes in acturial methods and assumptions		25
Increase in post tax other comprehensive income due to changes in acturial methods and assumptions		58
Increase in pre tax other comprehensive income due to changes in acturial methods and assumptions		76
Increase in pre tax fulfillment cash flows due to changes in acturial methods and assumptions		62
Increase (decrease) in contractual service margin		(120)
Triannual Review Of Long Term Insurance Products [Member] | U.S. [member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in post tax income attributable to the shareholders due to changes in acturial methods and assumptions		12
Decrease in pre tax income attributable to the shareholders due to changes in acturial methods and assumptions		16
Increase in post tax other comprehensive income due to changes in acturial methods and assumptions		86
Increase in pre tax other comprehensive income due to changes in acturial methods and assumptions		110
Increase in pre tax fulfillment cash flows due to changes in acturial methods and assumptions		108
Increase (decrease) in contractual service margin		(202)
Update In Lapse Assumptions For Certain Insurance Productions And Dividend Rate On Participating Products And Changes In Discount Rates [Member] | Canada [member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in post tax other comprehensive income due to changes in acturial methods and assumptions		71
Increase in pre tax other comprehensive income due to changes in acturial methods and assumptions		96
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions		47
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions		64
Increase in pre tax fulfillment cash flows due to changes in acturial methods and assumptions		22
Increase (decrease) in contractual service margin		43
Market Movements And Updates In Morbidity Assumption In Other Geogrpahies [Member] | Asia [Member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in after tax other comprehensive income attributable to shareholders due to updates in incidence rates		47
Decrease in pre tax other comprehensive income attributable to shareholders due to updates in incidence rates		53
Decrease in after tax income attributable to shareholders due to updates in incidence rates		157
Decrease in pre tax income attributable to shareholders due to updates in incidence rates		159
Reduction in pre tax fulfillment cash flows due to changes in acturial methods and assumptions		457
Increase (decrease) in contractual service margin		574
Unallocated amounts [member] | Insurance risk [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Reduction in post tax other comprehensive income due to changes in acturial methods and assumptions		1
Reduction in pre tax other comprehensive income due to changes in acturial methods and assumptions		1
Reduction in pre tax fulfillment cash flows due to changes in acturial methods and assumptions		1
Transaction Has Closed [Member] | Administering The Insurance Contracts [Member] | Global Atlantic Financial Group [Member] | Reinsurance contracts held [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Insurance and investment contract net liabilities		$ 13,000	$ 13,000
Transaction Has Closed [Member] | Other Block [Member] | Administering The Insurance Contracts [Member] | Global Atlantic Financial Group [Member] | Reinsurance contracts held [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage share in the insurance contracts							80.00%
Transaction Has Closed [Member] | LTC Block [Member] | Administering The Insurance Contracts [Member] | Global Atlantic Financial Group [Member] | Reinsurance contracts held [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage share in the insurance contracts							100.00%